Supplemental Financial Information (Other Current Assets) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Supplemental Financial Information [Abstract]
Inventory	$ 262.1	$ 256.4
Prepaid taxes	76.1	88.1
Deferred costs	55.6	47.4
Prepaid expenses	28.2	18.5
Deferred tax assets	22.9	23.1
Derivative Asset, Current	12.2	11.6
Short-term Investments	50.0	50.0
Assets held for sale	53.7	8.6
Other	9.5	10.2
Other current assets	$ 570.3	$ 513.9